Jan. 03, 2023

PSCX	Pacer Swan SOS Conservative (January) ETF
PSCW	Pacer Swan SOS Conservative (April) ETF
PSCJ	Pacer Swan SOS Conservative (July) ETF
PSCQ	Pacer Swan SOS Conservative (October) ETF
PSMD	Pacer Swan SOS Moderate (January) ETF
PSMR	Pacer Swan SOS Moderate (April) ETF
PSMJ	Pacer Swan SOS Moderate (July) ETF
PSMO	Pacer Swan SOS Moderate (October) ETF
PSFD	Pacer Swan SOS Flex (January) ETF
PSFM	Pacer Swan SOS Flex (April) ETF
PSFJ	Pacer Swan SOS Flex (July) ETF
PSFO	Pacer Swan SOS Flex (October) ETF
(each, a “Fund” and together, the “Funds”)

Supplement dated January 3, 2023 to each Fund’s Summary Prospectus and the Funds’ Prospectus, each dated February 28, 2022, as previously supplemented
As described in each Fund’s Summary Prospectus and the Funds’ Prospectus, shareholders are subject to a pre-determined upside return cap (“Cap”) from an investment in a Fund for a given period of approximately one year (the “Investment Period”).
On December 31, 2022, the previous Investment Period for the Pacer Swan SOS Conservative (January) ETF, the Pacer Swan SOS Moderate (January) ETF, and the Pacer Swan SOS Flex (January) ETF (collectively, the “Pacer Swan SOS January Series”) ended. A new Investment Period for the Pacer Swan SOS January Series began as of January 3, 2023 and will end on December 29, 2023. The Investment Period and Cap for each Fund is set forth below.

	Investment Period Start	Investment Period End	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
Pacer Swan SOS Conservative (January) ETF	January 3, 2023	December 29, 2023	17.10%	16.35%
Pacer Swan SOS Conservative (April) ETF	April 1, 2022	March 31, 2023	10.23%	9.48%
Pacer Swan SOS Conservative (July) ETF	July 1, 2022	June 30, 2023	15.30%	14.55%
Pacer Swan SOS Conservative (October) ETF	October 1, 2022	September 30, 2023	18.44%	17.69%
Pacer Swan SOS Moderate (January) ETF	January 3, 2023	December 29, 2023	18.25%	17.50%
Pacer Swan SOS Moderate (April) ETF	April 1, 2022	March 31, 2023	11.31%	10.56%
Pacer Swan SOS Moderate (July) ETF	July 1, 2022	June 30, 2023	17.10%	16.35%
Pacer Swan SOS Moderate (October) ETF	October 1, 2022	September 30, 2023	20.60%	19.85%
Pacer Swan SOS Flex (January) ETF	January 3, 2023	December 29, 2023	21.90%	21.15%
Pacer Swan SOS Flex (April) ETF	April 1, 2022	March 31, 2023	14.88%	14.13%
Pacer Swan SOS Flex (July) ETF	July 1, 2022	June 30, 2023	22.28%	21.53%
Pacer Swan SOS Flex (October) ETF	October 1, 2022	September 30, 2023	26.30%	25.55%

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Pacer Swan SOS Conservative (January) ETF
Pacer Swan SOS Conservative (January) ETF
Pacer Swan SOS Conservative (April) ETF
Pacer Swan SOS Conservative (April) ETF
Pacer Swan SOS Conservative (July) ETF
Pacer Swan SOS Conservative (July) ETF
Pacer Swan SOS Conservative (October) ETF
Pacer Swan SOS Conservative (October) ETF
Pacer Swan SOS Moderate (January) ETF
Pacer Swan SOS Moderate (January) ETF
Pacer Swan SOS Moderate (April) ETF
Pacer Swan SOS Moderate (April) ETF
Pacer Swan SOS Moderate (July) ETF
Pacer Swan SOS Moderate (July) ETF
Pacer Swan SOS Moderate (October) ETF
Pacer Swan SOS Moderate (October) ETF
Pacer Swan SOS Flex (January) ETF
Pacer Swan SOS Flex (January) ETF
Pacer Swan SOS Flex (April) ETF
Pacer Swan SOS Flex (April) ETF
Pacer Swan SOS Flex (July) ETF
Pacer Swan SOS Flex (July) ETF
Pacer Swan SOS Flex (October) ETF
Pacer Swan SOS Flex (October) ETF